Stockholders' Equity (Stock Options) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014	Dec. 26, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options authorized for grant		12,520,407	10,780,970
Options available for grant		179,575	104,269
Options
Outstanding at the beginning of period	11,979,111	10,460,119	9,524,266	10,714,356
Granted	0	2,025,535	1,378,355	748,553
Exercised	(16,728)	(145,140)	(5,149)	(201,137)
Forfeited or expired	(70,483)	(361,403)	(437,353)	(1,737,506)
Outstanding at the end of period	11,891,900	11,979,111	10,460,119	9,524,266
Weighted Average Exercise Price
Outstanding at the beginning of period	$ 5.34	$ 4.77	$ 4.40	$ 4.09
Granted		9.94	8.07	7.69
Exercised		3.48	7.69	3.28
Forfeited or expired		6.65	7.16	4.06
Outstanding at the end of period		$ 5.34	$ 4.77	$ 4.40
Additional Disclosures
Options Exercisable at End of Year		8,151,056	6,656,524	4,608,462	3,471,150
Weighted Average Exercise Price of Exercisable Options		$ 4.20	$ 4.00	$ 3.85	$ 3.64
Weighted Average Fair Value/Share of Options Granted During the Year		4.13	$ 4.12	$ 3.72
Share price		$ 9.99
Options exercised, intrinsic value		$ 942	$ 11
Options outstanding, aggregate intrinsic value		$ 55,759
Options outstanding, weighted-average remaining contractual life		6 years 2 months 12 days
Options exercisable, aggregate intrinsic value		$ 47,218
Options exercisable, weighted-average remaining contractual life		5 years 1 month 6 days
Unrecognized compensation cost amount		$ 12,577
Unrecognized compensation cost period for recognition		3 years 10 months 24 days
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		1.43%	1.93%	2.09%
Expected volatility		40.00%	49.00%	46.00%
Expected life (in years)		6 years 6 months	6 years 11 months 1 day	6 years 5 months 27 days
Dividend yield		0.00%	0.00%	0.00%